Common Stock and Warrants - Schedule of Warrants Outstanding (Details)	Dec. 31, 2022 $ / shares shares
Class Of Warrant Or Right [Line Items]
Warrant shares outstanding	14,750,000
Public Warrant [Member]
Class Of Warrant Or Right [Line Items]
Warrant exercise price per share | $ / shares	$ 11.5
Warrant shares outstanding	9,583,333
Private Placement Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrant exercise price per share | $ / shares	$ 11.5
Warrant shares outstanding	5,166,667